Shareholders' Equity - Schedule of Issued and Outstanding (Details) - shares	Jun. 30, 2026	Dec. 31, 2025
Schedule of Issued and Outstanding [Line Items]
Authorized	100,000,000	100,000,000
Issued and outstanding	70,061,338	69,590,228
Ordinary Shares [Member]
Schedule of Issued and Outstanding [Line Items]
Authorized	100,000,000	100,000,000
Issued and outstanding	70,061,338	69,590,228